Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense

The significant assumptions used to determine the benefit obligations and expense for the Company’s significant plans as at and for the year ended December 31 were as follows:

	Pension		Other

	2018	2017	2018		2017

Assumptions used to determine the benefit obligations [1] :
Discount rate, %	4.22	3.65	4.17		3.65
Rate of increase in compensation levels, %	4.75	5.00	n/a		n/a
Medical cost trend rate – assumed, %	n/a	n/a	6.10 – 4.50	[2]	5.60 – 4.50	[2]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	2037		2037
Mortality assumptions [3]
Life expectancy at 65 for a male member currently at age 65	20.6	20.7	20.4		20.0
Life expectancy at 65 for a female member currently at age 65	22.8	22.7	22.8		22.4
Average remaining service period of active employees (years)	9.7	9.0	5.1		12.2
Average duration of the defined benefit obligations [4] (years)	13.7	15.7	15.1		19.0

1	The current year’s expense is determined using the assumptions that existed at the end of the previous year.
2	The Company assumed a graded medical cost trend rate starting at 6.10 percent in 2018, moving to 4.50 percent by 2037 (2017 – starting at 5.60 percent, moving to 4.50 percent by 2037).
3	Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.
4	Weighted average length of the underlying cash flows.

n/a = not applicable

Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact

Of the most significant assumptions, a change in discount rates has the greatest potential impact on the Company’s pension and other post-retirement benefit plans, with sensitivity to change as follows:

		2018		2017

	Change in Assumption	Benefit Obligations	Expense in Income Before Income Taxes	Benefit Obligations	Expense in Income Before Income Taxes

As reported		$1,797	$(87)	$1,831	$75

Discount rate	1.0 percentage point $	271	24	326	20
	1.0 percentage point #	(218)	(22)	(251)	(18)

Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities)

Movements in the pension and other post-retirement benefit assets (liabilities)

	Obligation	Plan Assets	Net

Balance – December 31, 2017	$(1,831)	$1,380	$(451)
Merger impact [1]	(347)	205	(142)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(67)	–	(67)
Interest (expense) income	(77)	62	(15)
Past service cost, including curtailment gains and settlements [2]	157	–	157
Foreign exchange rate changes and other	39	(27)	12

Subtotal of components of defined benefit expense recognized in earnings	52	35	87

Remeasurements of the net defined benefit liability recognized in OCI during the year
Actuarial gain arising from:
Changes in financial assumptions	210	–	210
Changes in demographic assumptions	11	–	11
Loss on plan assets (excluding amounts included in net interest)	–	(149)	(149)

Subtotal of remeasurements	221	(149)	72

Cash flows
Contributions by plan participants	(6)	6	–
Employer contributions	–	53	53
Benefits paid	114	(114)	–

Subtotal of cash flows	108	(55)	53

Balance – December 31, 2018 [3]	$(1,797)	$1,416	$(381)

Balance comprised of:
Non-current assets
Other assets (Note 18)			$27
Current liabilities
Payables and accrued charges (Note 19)			$(13)
Non-current liabilities
Pension and other post-retirement benefit liabilities			$(395)

1	The Company acquired Agrium’s pension and other post-retirement benefit obligations, representing the fair values at the acquisition date as described in Note 3.
2

In 2018, as part of the Company’s continuous assessment of its operations, participation in certain company defined benefit pension and other post-retirement benefit plans was suspended and/or discontinued effective January 1, 2020 based on age and years of service. As a result, the Company recognized a Merger-related Defined Benefit Plans Curtailment Gain of $157.

3	Obligations arising from funded and unfunded pension plans are $(1,466) and $(331), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.

	Obligation	Plan Assets	Net

Balance – December 31, 2016	$(1,698)	$1,246	$(452)
Components of defined benefit expense recognized in earnings	(131)	56	(75)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(57)	123	66
Cash flows	55	(45)	10

Balance – December 31, 2017 [1]	$(1,831)	$1,380	$(451)

Balance comprised of:
Non-current assets
Other assets (Note 18)			$24
Current liabilities
Payables and accrued charges (Note 19)			$(35)
Non-current liabilities
Pension and other post-retirement benefit liabilities			$(440)

1	Obligations arising from funded and unfunded pension plans are $(1,445) and $(386), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.

Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category

The fair value of plan assets of the Company’s defined benefit pension plans, by asset category, was as follows as at December 31:

	2018			2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Level 2 & 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Level 2 & 3)	Total

Cash and cash equivalents	$6	$54	$60	$13	$33	$46
Equity securities and equity funds
US	454	65	519	565	2	567
International	175	65	240	151	29	180
Debt securities [1]	187	329	516	190	244	434
International balanced fund	–	97	97	–	173	173
Other	(25)	9	(16)	(20)	–	(20)

Total pension plan assets	$797	$619	$1,416	$899	$481	$1,380

1	Debt securities included US securities of 52 percent (2017 – 62 percent), International securities of 31 percent (2017 – 18 percent) and Mortgage-backed securities of 17 percent (2017 – 20 percent).